UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06418

Lord Abbett Municipal Income Trust
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	6/30/05

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

INSURED INTERMEDIATE TAX-FREE June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.36%

Education 14.04%
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A(7)	5.00%	3/1/2013	AAA	$150	$166,473
Appalachian St Univ NC Rev Ref Util Sys(12)	5.00%	5/15/2010	AAA	100	108,834
Delaware Cnty PA Auth Univ Rev Ref Villanova Univ(7)	5.00%	8/1/2010	AAA	200	217,892
NY St Dorm Auth Lease Ref Master Boces Pg Ser A GTD(8)	5.00%	8/15/2008	AAA	150	159,755
NY St Dorm Auth Rev City Univ Sys Cons 4th Gen A(12)	5.25%	7/1/2009	AAA	350	380,338
Univ NC Sys Pool Rev Ser A(2)	4.00%	4/1/2007	AAA	250	255,510
University TX Univ Rev Fin Sys Ser D	5.25%	8/15/2016	AAA	350	392,472
Total					1,681,274

General Obligation 30.65%
Anaheim CA Unif High Sch Dist Ref (8)	5.00%	8/1/2015	Aaa	350	393,274
Anoka Cnty MN Ref Cap Impt C(12)	4.40%	2/1/2007	AAA	300	308,061
Austin TX Indpt Sch Dist Ref PSF GTD	5.25%	8/1/2015	AAA	250	283,448
Clark Cnty NV Sch Dist Ser B(8)	2.22%#	6/15/2021	AAA	100	100,000
Davie Cnty NC Sch(2)	4.00%	5/1/2012	AAA	200	209,352
Detroit MI City Sch Dist Sch Bldg & Site Impt Ser A(7)	5.00%	5/1/2008	AAA	150	158,756
Hemet CA Univ Sch Dist 2002 Election Ser C(12)	5.00%	8/1/2011	AAA	200	220,872
La Crosse WI Ref Ser A(8)	5.00%	12/1/2007	AAA	200	210,436
NC St Ref Ser A	5.00%	6/1/2010	AAA	150	163,580
North Hempstead NY Ref(c)(12)	5.00%	1/15/2013	Aaa	250	277,347
OK St Ref Bldg Ser A(7)	5.00%	7/15/2014	AAA	200	222,492
Pasadena CA Sch Dist Ser A Ref(7)	5.00%	11/1/2015	AAA	250	281,542
Salem Keizer OR Sch Dist No 24J Ref GTD(8)	5.00%	6/15/2011	AAA	200	219,676
St Louis Park MN Indpt Sch Dist No 283 Ref Sch Bldg Ser B(8)	5.00%	2/1/2015	Aaa	300	332,592
Wayne Cnty MI Cmnty College Impt(7)	5.25%	7/1/2010	Aaa	100	109,959

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
WI St Transn Rev Ref Ser 1(2)	5.25%	7/1/2006	AAA	$175	$179,399
Total					3,670,786

Healthcare 0.83%
Wayne Cnty PA Hosp & Hlth Facs Wayne Mem Hosp Pj(12)	2.00%	7/1/2005	AAA	100	100,000

Lease 5.75%
CA St Pub Wks Bd Dept Hlth Svcs Richmond Lab B(15)	5.00%	11/1/2017	AAA	315	344,749
Kansas City MO Sch Dist Bldg Ref Elem Sch Pj Ser B(7)	5.00%	2/1/2012	Aaa	100	110,089
OH St Bldg Auth Ref St Facs Adult Correction A(8)	5.50%	10/1/2010	AAA	210	233,854
Total					688,692

Miscellaneous 15.36%
CA St Econ Recovery Ser A(7)	5.25%	7/1/2014	AAA	200	227,778
IL St Sales Tax Rev First Ser(8)	5.25%	6/15/2013	AAA	100	112,261
IN Bd Bk Rev Spl Pg South Bend TIF Ser E(12)	5.00%	9/1/2014	AAA	100	109,216
Los Angeles CA Santn Equip Rev Ser A(2)	5.00%	2/1/2007	AAA	250	259,320
Mercer Cnty NJ Impt Auth Ref Regl Sludge Pj(7)	5.00%	12/15/2014	AAA	200	220,990
MI St Envr Ref(11)(12)	5.50%	12/1/2013	AAA	100	115,155
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A RIBs(7)	4.789%	4/1/2014	AAA	200	200,168
MO Dev Fin Bd Cultural Facs Nelson Gallery(12)	5.25%	12/1/2013	AAA	100	111,352
OR St Dept Admin Svcs(8)	5.00%	9/1/2012	AAA	100	110,883
SC Transn Infrastr Ser A(2)	5.00%	10/1/2008	Aaa	250	266,652
WI St Petroleum Inspect Fee Rev Ref Ser 1(8)	5.00%	7/1/2008	AAA	100	105,877
Total					1,839,652

Power 5.58%
Michigan Pub Pwr Agy Rev Ref Belle River Pj Ser A(12)	5.25%	1/1/2016	AAA	250	284,122
Puerto Rico Elec Pwr Auth Ref Ser JJ(12)	5.25%	7/1/2013	AAA	100	113,742

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
South MN Muni Pwr Agy Supply Rev Ref Ser A(12)	5.00%	1/1/2010	AAA	$250	$270,295
Total					668,159

Pre-Refunded 2.77%
Muhlenberg PA Sch Dist(7)	5.40%	9/1/2012	AAA	100	111,173
NY St Dorm Auth Rev Mental D(11)(12)	5.25%	8/15/2024	AAA	200	220,014
Total					331,187

Resource Recovery 0.83%
Lincoln Cnty WY Pollutn Ctl Rev Fltg Rate Dates Exxon Pj C	2.22%#	11/1/2014	AAA	100	100,000

Special Tax 2.13%
Broward Cnty FL Spl Oblig Ref(2)	5.00%	1/1/2012	AAA	250	255,040

Transportation 9.04%
DE River & Bay Auth Rev Ser B(2)	2.25%#	1/1/2030	AAA	400	400,000
MA St Port Auth Rev Ser C(2)	5.00%	7/1/2011	AAA	200	218,786
New Haven CT Air Rights Pkg Ref(2)	5.375%	12/1/2012	AAA	100	113,386
PA St Tpk Commn Oil Sr Ser A(12)	5.25%	12/1/2012	AAA	100	112,502
Washington DC Met Area Transn Auth Gross Rev Ref(12)	5.00%	1/1/2007	AAA	230	237,654
Total					1,082,328

Water/Sewer 12.38%
Columbus GA Wtr & Sew Rev Ref(8)	5.25%	5/1/2013	AAA	100	112,677
Houston TX Util Sys Rev Ref Comb First Lien Ser A(12)	5.00%	5/15/2009	AAA	200	214,540
Lansing MI Sew Disp Sys Ref(7)	5.00%	5/1/2014	AAA	150	167,423
Las Cruces NM Jt Util Ref & Impt Rev Ser A(12)	5.50%	7/1/2016	AAA	300	320,253
Phoenix AZ Civic Impt Corp Wtr Sys Rev Jr Lien(12)	5.00%	7/1/2016	AAA	300	333,903
Pima Cnty AZ Swr Rev Ref(8)	5.00%	7/1/2014	AAA	200	223,450
Shreveport LA Wtr & Swr Rev Ref Ser A(7)	5.00%	12/1/2012	AAA	100	110,391
Total					1,482,637
Total Municipal Bonds (Cost $11,732,787)					11,899,755

See Notes to Schedule of Investments.

3

			Rating:
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENT 1.18%

Money Market Mutual Fund 1.18%
Dreyfus Municipal Cash Management Plus (Cost $141,243)				141	$141,243
Total Investments in Securities 100.54% (Cost $11,874,030)					12,040,998
Liabilities in Excess of Cash and Other Assets (0.54%)					(64,374)
Net Assets 100.00%					$11,976,624

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

FLORIDA TAX-FREE TRUST June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 95.00%

Education 2.92%
Miami-Dade Cnty FL Ed Fac Auth Rev Ser A(2)	6.00%	4/1/2023	AAA	$2,000	$2,254,800

Electric Power 1.38%
Ocala FL Util Sys Rev Ref Ser A(7)	5.00%	10/1/2031	Aaa	1,000	1,071,100

General Obligation 4.17%
FL St Bd of Ed Cap Pub Ed Outlay Ser A	5.25%	6/1/2024	AAA	2,000	2,168,520
Hillsborough Cnty FL Sch Bd COP(12)	5.00%	7/1/2029	AAA	1,000	1,053,800
Total					3,222,320

Healthcare 12.20%
Highlands Cnty FL Fac Auth Rev Hosp Adventist Hlth Sys D	5.875%	11/15/2029	A	2,000	2,191,140
Highlands Cnty FL Fac Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A	2,000	2,195,520
Miami FL Hlth Facs Auth Catholic Hlth East Ser B	5.25%	11/15/2033	A1	225	236,475
Orange Cnty FL Hlth Fac Auth Rev Hosp Orlando Regl	5.75%	12/1/2032	A	1,000	1,089,070
Orange Cnty FL Hlth Fac Auth Rev Nemours Foundation Proj	5.00%	1/1/2035	AAA	1,000	1,051,660
Puerto Rico Indl Tourist Ed Med Envr Ctrl Fac Hosp	6.50%	11/15/2020	AA	410	475,182
Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp Ser B(12)	5.50%	7/1/2028	AAA	1,875	2,192,362
Total					9,431,409

Housing 3.80%
Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT(6)(10)	6.40%	3/1/2029	Aaa	625	650,075
Orange Cnty FL Hsg Fin Auth Hmownr Rev Cap Apprec Ser A 1 AMT(10)	Zero Coupon	3/1/2028	Aaa	505	151,349
Pinellas Cnty FL Hsg Fin Auth Sing Fam Hsg Rev Multi Cnty Pg Ser A 1 AMT(10)	5.50%	9/1/2035	Aaa	2,000	2,134,420
Total					2,935,844

Industrial 1.73%
Lee Cnty FL Indl Dev Auth Ref Bonita Springs Util Pj AMT(2)	5.125%	11/1/2019	AAA	1,250	1,341,475

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease 4.12%
Broward Cnty FL Sch Brd Ser A COP(8)	5.00%	7/1/2030	AAA	$3,000	$3,184,050

Miscellaneous 18.37%
Jacksonville FL Excise Taxes Ref Ser C AMT(12)	5.25%	10/1/2020	AAA	1,000	1,103,890
Jacksonville FL Sales Tax Rev Ref & Impt Loc Govt(7)	5.375%	10/1/2018	AAA	1,000	1,113,480
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A RIBs(7)	4.789%	4/1/2014	AAA	1,500	1,501,260
Miami-Dade Cnty FL Spl Oblig Sub Ser A(12)	Zero Coupon	10/1/2024	AAA	3,000	1,113,300
Miami-Dade Cnty FL Spl Oblig Sub Ser B(12)	5.00%	10/1/2037	AAA	1,000	1,034,410
Orange Cnty FL Sales Tax Rev Ref Ser B(7)	5.125%	1/1/2032	AAA	1,425	1,521,173
Orange Cnty FL Tourist Dev Sub(2)	5.125%	10/1/2025	AAA	1,445	1,549,777
Orange Cnty FL Tourist Dev Tax Rev Ref(2)	5.00%	10/1/2031	AAA	1,780	1,905,027
Osceola Cnty Tourist Dev Tax Rev Ser A(7)	5.00%	10/1/2032	AAA	1,400	1,473,640
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	1,250	1,344,488
Tampa FL Sports Auth Rev Tampa Bay Arena Pj(12)	6.00%	10/1/2015	AAA	450	543,902
Total					14,204,347

Pre-Refunded 23.03%
Boca Raton FL	5.25%	7/1/2016	AAA	1,615	1,771,284
Boca Raton FL	5.25%	7/1/2017	AAA	1,000	1,096,770
FL St Bd of Ed Cap Outlay Pub Ed Ser E	5.625%	6/1/2025	AAA	1,000	1,126,980
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev(7)	6.375%	7/1/2029	AAA	1,250	1,454,162
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	8.58%	10/1/2040	Aaa	1,250	1,506,775
Orange Cnty FL Tourist Dev Tax Rev ETM(2)	6.00%	10/1/2016	AAA	710	715,971
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2031	A	1,000	1,146,090
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.50%	7/1/2027	A	1,000	1,169,080

See Notes to Schedule of Investments.

2

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Puerto Rico Comwlth Ser PMD 8 RIBs(12)	8.85%	7/1/2026	Aaa		$3,500	$4,347,420
Tampa Bay Wtr FL Util Sys Rev(7)	6.00%	10/1/2024	AAA		3,000	3,478,650
Total						17,813,182

Resource Recovery 0.99%
Jacksonville FL Pollutn Rev Anheuser-Busch Pj	5.70%	8/1/2031	A+		750	767,685

Transportation 12.12%
FL Ports Fin Commn Rev St Transn TR FD Intermodal Pg AMT(7)	5.50%	10/1/2029	AAA		1,295	1,380,340
FL St Tpk Auth Tpk Rev RIBs	7.465%	7/1/2033	AA-	(b)	2,000	2,228,240
Jacksonville FL Port Auth Arpt Rev Ser A AMT(7)	6.25%	10/1/2024	AAA		1,000	1,027,410
Lee Cnty FL Transn Facs Sanibel Brdgs & Causeway Ser B(4)	5.00%	10/1/2035	AAA		1,000	1,059,960
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Ref(7)	5.125%	7/1/2025	Aaa		750	804,990
Pensacola FL Arpt Rev Ser A AMT(12)	6.125%	10/1/2018	AAA		1,250	1,365,775
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser 9 RIBs(5)(8)	9.35%	7/1/2026	Aaa		500	510,000
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	A		880	998,061
Total						9,374,776

Water/Sewer 10.17%
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A(7)	5.00%	10/1/2032	AAA		1,000	1,052,600
Miami Beach FL Stormwater Rev(7)	5.25%	9/1/2020	AAA		1,000	1,089,680
Miami Beach FL Wtr & Swr Rev(2)	5.25%	9/1/2020	AAA		1,000	1,089,680
Miami Beach FL Wtr & Swr Rev(2)	5.50%	9/1/2027	AAA		1,000	1,092,460
Miami-Dade Cnty FL Stormwater Util Rev(12)	5.00%	4/1/2027	Aaa		1,000	1,072,420
Miami-Dade Cnty FL Wtr & Swr Rev Ref(12)	5.00%	10/1/2007	AAA		1,000	1,048,650
Ocala FL Wtr & Swr Rev(7)	5.25%	10/1/2027	Aaa		800	869,216
Sebring FL Wtr & Wastewtr Rev Ref(7)	5.25%	1/1/2020	AAA		500	550,955
Total						7,865,661
Total Municipal Bonds (Cost $67,253,595)						73,466,649

See Notes to Schedule of Investments.

3

			Rating:
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENT 0.52%
Money Market Mutual Fund 0.52%
Dreyfus FL Muni Cash Management (Cost $400,408)				400	$400,408
Total Investments in Securities 95.52% (Cost $67,654,003)					73,867,057
Cash and Other Assets in Excess of Liabilities 4.48%					3,465,913
Net Assets 100.00%					$77,332,970

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

GEORGIA TAX-FREE TRUST June 30, 2005

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 95.63%

Acute Care Hospital 0.11%
Glynn-Brunswick Mem Hosp Auth GA Rev Unrefunded Bal 2005 Antic Ctfs(12)	6.00%	8/1/2016	AAA	(a)	$100	$105,134

Education 23.73%
Albany-Dougherty GA Inner City Albany St Univ Student Hsg A(c)(15)	5.00%	7/1/2031	AAA		2,000	2,102,720
Athens-Clarke Cnty GA Univ Govt UGA Rev CCRC Bldg LLC Pj(2)	5.00%	12/15/2032	AAA		1,050	1,104,547
Athens GA Hsg Auth Student Hsg Univ of GA East Campus(2)	5.00%	12/1/2027	Aaa		2,000	2,115,160
Athens GA Hsg Auth Student Hsg Univ of GA East Campus(2)	5.25%	12/1/2023	Aaa		775	842,719
Bulloch Cnty GA Dev Auth GA South Univ Pj(2)	5.00%	8/1/2021	Aaa		400	427,712
Cobb Cnty GA Dev Auth Pkg Rev Kennesaw St Univ Fdtn Inc Pj(12)	5.00%	7/15/2029	Aaa		1,250	1,333,163
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc(2)	5.50%	10/1/2017	AAA		1,000	1,127,350
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Fdg Ser A	5.00%	11/1/2031	AA+		1,400	1,473,374
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+		750	812,333
Fulton Cnty GA Dev Auth Rev Molecular Science Bldg Pj(12)	5.00%	5/1/2034	AAA		2,000	2,113,780
Fulton Cnty GA Dev Auth Rev Morehouse College Pj(2)	5.875%	12/1/2030	AAA		1,850	2,092,535
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A(2)	5.50%	2/1/2022	AAA		1,000	1,108,400
Marietta GA Dev Auth Rev Ser Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2		1,000	1,065,970
Private Colleges & Univ Auth GA Emory Univ Pj Ser A	5.50%	11/1/2020	AA		1,000	1,104,570
Private Colleges & Univ Auth GA Emory Univ Pj Ser A	5.50%	11/1/2025	AA		1,000	1,092,290
Private Colleges & Univ Auth GA Rev Emory Univ Pj Ser A	5.75%	11/1/2018	AA		500	563,490
Private Colleges & Univ Auth GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa1		500	542,335

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Private Colleges & Univ Auth Spelman College	5.25%	6/1/2021	Aa3	$1,340	$1,472,472
Richmond Cnty GA Dev Auth Edl Facs Rev ASU Jaguar Student Ctr Ser A(15)	5.00%	7/1/2034	Aaa	1,000	1,063,020
Total					23,557,940

General Obligation 5.11%
GA St Ser C	7.25%	7/1/2005	AAA	1,500	1,500,000
GA St Ser F	5.00%	11/1/2018	AAA	1,000	1,092,690
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB	500	540,235
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB	665	696,900
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,155	1,241,336
Total					5,071,161

Healthcare 3.74%
Athens-Clarke Cnty GA Uni Govt Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,066,510
Clarke Cnty GA Hosp Auth Rev Ctfs Athens Regl Med Ctr Pj(12)	5.125%	1/1/2032	AAA	500	530,100
Cobb Cnty GA Hosp Auth Rev Ref & Impt Rev Antic Ctfs(2)	5.25%	4/1/2024	AAA	1,000	1,095,880
Puerto Rico Indl Tourist Ed Med Envr Ctrl Fac Hosp	6.50%	11/15/2020	AA	410	475,182
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD(12)	5.50%	3/1/2021	Aaa	500	546,375
Total					3,714,047

Housing 2.05%
Clayton Cnty GA Hsg Auth Multi Fam Hsg Rev(9)	5.60%	12/20/2024	Aaa	495	543,451
GA St Hsg & Fin Auth Rev Sing Fam Sub Ser D-2 AMT	5.75%	12/1/2031	AAA	835	864,283
GA St Hsg & Fin Auth Rev Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	102,426
Savannah GA Econ Dev Auth Multi Fam Hsg Rev AMT(9)	5.15%	11/20/2022	AAA	500	524,215
Total					2,034,375

Industrial 0.78%
Albany Dougherty GA Payroll Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	500	565,835

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Monroe Cnty GA Dev Auth Poll GA Pwr Co Plant(2)	5.25%	7/1/2031	AAA	$205	$209,369
Total					775,204

Lease 2.62%
Atlanta GA Dev Auth Rev TUFF Adv Tech Dev Ctr Pj Ser A	5.00%	1/1/2035	A3	1,250	1,280,350
College Park GA Business Civic Ctr Pj(2)	5.75%	9/1/2026	AAA	450	503,955
GA Muni Assn Inc Ctfs City Court Atlanta Pj(2)	5.25%	12/1/2026	AAA	750	816,472
Total					2,600,777

Miscellaneous 4.30%
Assoc Cnty GA Leasing Pj Rockdale Cnty GA Pub Purp Pj(2)	5.625%	7/1/2020	AAA	25	27,646
Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev(12)	5.625%	10/1/2026	AAA	1,000	1,179,980
Downtown Savannah Auth GA Rev Ref & Impt	5.00%	1/1/2026	AA	1,000	1,058,050
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Center Pj	5.00%	6/1/2026	AA	750	794,820
George L Smith II GA World Congress Ctr Auth Rev AMT(12)	5.75%	7/1/2015	AAA	500	547,095
Puerto Rico Pub Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D GTD	5.375%	7/1/2033	BBB	615	663,763
Total					4,271,354

Power 5.12%
Burke Cnty GA Dev Auth Poll Ctl Rev GA Pwr Co Plt Vogtle 2nd Ser(7)	4.625%	5/1/2034	AAA	1,000	1,001,870
Muni Elec Auth GA Combustion Cycle Pj Ser A	5.00%	11/1/2023	A	1,000	1,027,300
Muni Elec Auth GA Combustion Turbine Pj Ser A(12)	5.25%	11/1/2022	AAA	1,445	1,574,819
Puerto Rico Elec Pwr Auth Ref Ser FF(12)	5.25%	7/1/2005	AAA	250	250,000
Puerto Rico Elec Pwr Auth Ser HH(8)	5.25%	7/1/2029	AAA	1,135	1,231,441
Total					5,085,430

Pre-Refunded 24.45%
Atlanta GA Arpt Fac Rev Ref Gen Ser A(7)	5.50%	1/1/2026	AAA	1,645	1,830,063
Atlanta GA Arpt Fac Rev Ser A(7)	5.60%	1/1/2030	AAA	1,500	1,675,005

See Notes to Schedule of Investments.

3

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Atlanta GA ETM	5.60%	12/1/2015	AA-		$95	$97,901
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM(12)	Zero Coupon	8/1/2015	AAA		395	221,034
Fayette Cnty GA Pub Fac Auth Criminal Justice Ctr Pj	6.00%	6/1/2030	AA		1,000	1,143,950
Forsyth Cnty GA Sch Dist	6.00%	2/1/2016	AA		2,000	2,283,740
Forsyth Cnty GA Wtr & Swr Auth Rev	6.25%	4/1/2021	AA		750	861,195
Glynn-Brunswick Mem Hosp Auth GA Rev 2005 Antic Ctfs(12)	6.00%	8/1/2016	AAA	(a)	240	253,162
Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs(12)	6.00%	8/1/2016	AAA		60	63,291
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	8.58%	10/1/2040	Aaa		1,000	1,205,420
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2026	A		2,000	2,085,740
Puerto Rico Comwlth Pub Impt(5)(8)	5.50%	7/1/2017	AAA		500	521,685
Puerto Rico Comwlth Pub Impt(12)	5.75%	7/1/2026	AAA		1,990	2,230,909
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA		370	412,132
Puerto Rico Comwlth Ser A	5.125%	7/1/2031	AAA		335	372,188
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	AAA		580	652,256
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	A-		915	1,024,297
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D GTD	5.375%	7/1/2033	A-		1,685	1,899,315
Puerto Rico Pub Fin Corp Comwlth Approp Ser A(12)	5.50%	8/1/2020	AAA		1,500	1,696,860
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.70%	8/1/2025	Aaa		2,000	2,219,020
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.75%	8/1/2030	Aaa		1,000	1,045,440
Savannah GA Econ Dev Auth Rev Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa		1,000	479,620
Total						24,274,223

Resource Recovery 2.19%
Atlanta GA Wtr & Wastewtr Rev Ser A Unrefunded Bal(7)	5.00%	11/1/2029	AAA		2,090	2,169,148

Transportation 14.96%
Atlanta GA Arpt Fac Rev AMT(12)	Zero Coupon	1/1/2010	AAA		990	779,684

See Notes to Schedule of Investments.

4

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Macon Bibb Cnty GA Indl Auth Arpt Impt Rev Ref Atlantic AMT(2)	5.00%	4/1/2018	AAA		$500	$527,730
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		1,000	1,120,950
Puerto Rico Comwlth Hwy & Transn Auth Rev Rites PA 1052 RIBs	8.689%	1/1/2010	A	(a)	1,750	2,208,850
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser 9 RIBs(5)(8)	9.35%	7/1/2026	Aaa		500	510,000
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	A		250	283,540
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D(8)	5.00%	7/1/2032	AAA		225	238,174
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser G	5.00%	7/1/2033	A		1,065	1,115,673
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B(12)	5.875%	7/1/2020	AAA		1,000	1,125,980
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	A		1,500	1,594,500
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	A		1,405	1,515,517
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	A		3,385	3,828,774
Total						14,849,372

Water/Sewer 6.47%
Augusta GA Wtr & Swr Rev(8)	5.25%	10/1/2022	AAA		500	546,125
Augusta GA Wtr & Swr Rev(8)	5.25%	10/1/2030	AAA		1,110	1,201,420
Augusta GA Wtr & Swr Rev(8)	5.25%	10/1/2034	AAA		1,000	1,098,100
Carroll Cnty GA Wtr Auth Wtr & Swr Rev(2)	5.25%	7/1/2021	Aaa		500	548,930
Coweta Cnty GA Wtr & Sew Auth Ref(c)(8)	5.00%	6/1/2026	Aaa		500	567,295
DeKalb Cnty GA Wtr & Swr	5.00%	10/1/2028	AA		1,000	1,049,000
Elberton GA Combined Util Sys Rev Ref & Impt(2)	5.50%	1/1/2019	Aaa		550	612,656
Glynn Cnty GA Wtr & Swr Rev Ref & Impt(2)	5.00%	4/1/2023	Aaa		750	800,467
Total						6,423,993
Total Investments in Municipal Bonds 95.63% (Cost $89,720,679)						94,932,158
Cash and Other Assets in Excess of Liabilities 4.37%						4,332,939
Net Assets 100.00%						$99,265,097

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND June 30, 2005

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 98.26%

Acute Care Hospital 2.26%
Hilsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj Ser A	5.00%	10/1/2018	Baa1		$1,000	$1,045,230
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.50%	8/15/2043	AA+		1,000	1,087,250
Monongalia Cnty WV Bldg Cmnty Hosp Rev Monongalia Gen Hosp Ser A	5.00%	7/1/2030	A-		3,265	3,305,943
Total						5,438,423

Airlines 0.20%
NJ Econ Dev Auth Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B		500	472,775

Airport Passenger Facility Charge 1.03%
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa3		2,410	2,478,275

Airport Special Facility 2.57%
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		4,500	3,925,170
NJ Econ Dev Auth Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B		750	715,118
Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt AMT(12)	5.00%	12/1/2034	AAA		1,500	1,552,860
Total						6,193,148

Charter Schools 1.12%
Milwaukee WI Redev Auth Redev Rev Science Ed Consortium Pj Ser A	5.625%	8/1/2025	BB+		1,715	1,705,739
Milwaukee WI Redev Auth Redev Rev Science Ed Consortium Pj Ser A	5.75%	8/1/2035	BB+		1,000	983,100
Total						2,688,839

Continuing Care Retirement Communities 6.98%
Director St NV Dept Business & Industry Las Ventanas Retirement Pj A	7.00%	11/15/2034	NR		6,000	6,288,600
Director St NV Dept Business & Industry Las Ventanas Retirement Pj B	6.00%	11/15/2014	NR		1,000	1,040,570
IL Fin Auth Rev Friendship Vlg Schaumburg A(c)	5.375%	2/15/2025	BB+	(b)	1,500	1,486,815
IL Fin Auth Rev Friendship Vlg Schaumburg A(c)	5.625%	2/15/2037	BB+	(b)	2,000	1,975,120

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
James City Cnty VA Econ Dev Auth Resdl Care Fac First Mtg Williamsburg Ldg A	5.50%	9/1/2034	NR		$1,000	$1,011,560
Lebanon Cnty PA Hlth Facs Auth Hlth Ctr Rev Pleasant View Rt Ser A	5.125%	12/15/2020	NR		1,000	1,011,540
Lebanon Cnty PA Hlth Facs Auth Hlth Ctr Rev Pleasant View Rt Ser A	5.30%	12/15/2026	NR		500	503,305
MI St Hosp Fin Auth Rev Ref Presbyterian Vlg	5.25%	11/15/2025	BBB-	(b)	1,500	1,487,115
Winchester VA Indl Dev Auth Resdl Care Fac Rev Westminster Canterbury Ser A	5.20%	1/1/2027	NR		1,000	1,017,900
Winchester VA Indl Dev Auth Resdl Care Fac Rev Westminster Canterbury Ser A	5.30%	1/1/2035	NR		1,000	1,014,130
Total						16,836,655

Dirt Bonds, Tax Increment/Allocation 1.68%
Allegheny Cnty PA Redev Auth Rev Mills Pj	5.60%	7/1/2023	NR		500	531,205
Beaumont CA Fin Auth Loc Agy Rev Ser D	5.80%	9/1/2035	NR		500	514,895
Etiwanda Sch Dist CA Spl Tax Cmnty Facs Dist No 2004-1	5.45%	9/1/2029	NR		1,000	1,020,140
Poway CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 11 Area B	5.00%	9/1/2030	NR		1,000	987,250
Temecula Vly CA Unif Sch Dist Cmnty Facs Dist Spl Tax No 02-1	5.125%	9/1/2035	NR		1,000	1,004,650
Total						4,058,140

Education 1.10%
PA St Higher Edl Facs Auth College & Univ Revs Geneva College	5.375%	4/1/2015	BBB-		2,000	2,106,360
Private Colleges & Univ Auth GA Rev Spelman College	5.25%	6/1/2021	Aa3		500	549,430
Total						2,655,790

Electric Revenue Bonds 4.45%
MS Business Fin Corp MS Pollutn Ctrl Sys Energ Res Inc Pj	5.875%	4/1/2022	BBB-		5,250	5,330,745
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(7)	5.00%	7/1/2035	AAA		5,000	5,404,000
Total						10,734,745

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Gaming 2.69%
Mohegan Tribe Indians CT Gaming Auth Pub Impt Priority Dist	5.375%	1/1/2011	BB+	$1,400	$1,486,184
Mohegan Tribe Indians CT Pub Impt Priority Dist	5.125%	1/1/2023	BB+	3,350	3,455,760
Mohegan Tribe Indians CT Pub Impt Priority Dist	5.25%	1/1/2033	BB+	1,500	1,545,525
Total					6,487,469

General Airport Revenue Bonds 1.68%
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Subser 1 Rmkt AMT	8.50%	5/1/2029	CCC	1,000	1,004,740
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Subser 2 Rmkt AMT	9.00%	5/1/2029	CCC	2,500	2,545,325
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Subser 3 Rmkt AMT	9.125%	5/1/2029	CCC	500	509,090
Total					4,059,155

General Obligation 9.47%
CA St Rites PA 1300	7.715%	11/1/2024	NR	5,000	5,737,700
FL St Bd of Ed Pub Ed Ser D	5.00%	6/1/2033	AAA	725	770,450
New York NY Ser M	5.00%	4/1/2022	A+	10,000	10,699,300
Todd Morrison Cass & Wadena Cntys MN Hlthcare Fac Lakewood	5.00%	12/1/2034	Baa2	250	256,975
WV St St Road(7)	5.00%	6/1/2025	AAA	5,000	5,371,500
Total					22,835,925

Healthcare 1.14%
Knox Cnty TN Hlth Ed & Hsg Fac Bd Rev Univ Hlth Sys Inc	5.625%	4/1/2029	Baa1	1,000	1,034,470
NC Med Care Cmnty Hlthcare Facs Rev Ref 1st Mtg Presbyterian Ser A	5.25%	7/1/2021	NR	1,720	1,725,280
Total					2,759,750

Healthcare System 9.90%
Alton IL Hosp Fac Rev & Ref St. Anthonys Hlth Ctr	6.00%	9/1/2014	BB+	1,000	1,011,610
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth A	5.25%	7/1/2030	BBB+	4,000	4,193,200
Franklin Cnty OH Hlthcare Facs Rev OH Presbyterian Svcs A	5.00%	7/1/2026	BBB	1,200	1,224,588
Hilsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj Ser A	5.25%	10/1/2024	Baa1	1,000	1,053,180
Joplin MO Indl Dev Auth Hlthfacs Rev Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+	500	543,265

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
KY Econ Dev Fin Auth Hlth Sys Norton Hlthcare Inc Ser A	6.50%	10/1/2020	BBB+	(b)	$1,400	$1,558,298
MA St Hlth & Edl Facs Auth Rev Caritas Christi Oblig Grp A	5.625%	7/1/2020	BBB		1,005	1,033,643
Miami Beach FL Hlth Facs Hosp Auth Rev Mt Sinai Med Ctr FL Pj	5.375%	11/15/2028	BB+		1,010	1,011,141
NC Med Care Cmnty Hlthcare Facs Rev Ref 1st Mtg Presbyterian Ser A	5.125%	7/1/2018	NR		1,000	997,650
NJ Hlthcare Fac Fin Auth Rev Somerset Med Ctr	5.50%	7/1/2033	Baa3		1,700	1,750,881
NY St Dorm Auth Revs Non St Suptd Debt Mt Sinai NYU Hlth C Rmkt	5.50%	7/1/2026	Ba1		4,000	4,058,000
Orange Cnty FL Hlth Fac Auth Rev Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,108,866
Orange Cnty FL Hlth Fac Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		1,000	1,013,670
St Mary Hosp Auth PA Hlth Sys Rev Catholic Hlth East Ser B	5.375%	11/15/2034	A1		500	533,875
St Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB		1,520	1,524,499
Virginia MN Hsg & Redev Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1		1,230	1,270,492
Total						23,886,858

Housing 0.63%
MA St Hsg Fin Agy Hsg Ser E AMT	5.00%	12/1/2028	AA-		1,500	1,520,145

Industrial 5.09%
NJ Econ Dev Auth Rev Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR		5,000	5,097,350
OH St Environmental Facs Rev Ford Motor Co Pj AMT	6.15%	6/1/2030	Baa3		2,000	1,967,320
Port Corpus Christi Auth TX Celanese Pj-Ser A	6.45%	11/1/2030	B2		4,900	5,200,860
Total						12,265,530

Lease 2.50%
NJ Econ Dev Auth Rev Ref Sch Facs Constr Ser N-1(7)	5.50%	9/1/2027	AAA		5,000	6,020,450

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Miscellaneous 0.16%
Maury Cnty TN Indl Dev Bd Pollutn Ctl Multi Modal Saturn Corp Pj	6.50%#	9/1/2024	Baa3		$395	$396,560

Multiple Family Housing 2.48%
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	Baa2		3,280	3,360,098
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	Baa2		1,515	1,581,811
MA St Hsg Fin Agy Hsg Ser B	5.00%	6/1/2030	AA-		1,000	1,033,040
Total						5,974,949

Nursing Home Continuing Care Retirement Communities 0.21%
WI Hlth & Ed Facs Hlth Facs Three Pillars Sr Living A	5.50%	8/15/2034	A-	(b)	500	516,235

Power 0.45%
PA Econ Dev Fin Auth Rev Reliant Energy A AMT	6.75%#	12/1/2036	B1		1,000	1,076,470

Resource Recovery 4.59%
CA Polltn Cntrl Fin Auth Solid Wst Mgmt Inc Prof Ser A-2 AMT	5.40%	4/1/2025	BBB		1,000	1,040,430
Fort Wayne IN Pollutn Cntrl Rev Ref Gen Mtrs Corp Pj	6.20%	10/15/2025	Baa3		2,030	1,984,000
Independence Cnty AR Pollutn Cntrl Rev Ref Entergy AR Inc	5.00%	1/1/2021	A-		1,000	1,026,140
Little River Cnty AR Rev Ref Georgia Pacific Corp Pj AMT	5.60%	10/1/2026	Ba3		2,240	2,267,104
Moraine OH Solid Wst Disp Rev General Motors Corp Pj AMT	6.75%	7/1/2014	Baa3		2,000	2,063,780
Niagara Cnty NY Indl Dev Agy Solid Wst Disposal Ser B AMT	5.55%#	11/15/2024	Baa3		750	813,885
OH St Polltn Cntrl Rev Ref General Motors Corp Pj	5.625%	3/1/2015	Baa3		2,000	1,885,320
Total						11,080,659

Sales Tax 2.22%
NJ Econ Dev Auth Rev Rites PA 1304(8)	11.474%	9/1/2025	AAA		3,350	5,359,297

Single Family Housing 1.39%
NJ St Hsg & Mtg Fin Agy Sing Fam Ser M AMT	5.00%	10/1/2036	AA		1,500	1,547,745

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Puerto Rico Hsg Fin Corp Rev Hmownr Mtg Ser A AMT(9)	5.20%	12/1/2032	AAA	$1,745	$1,813,177
Total					3,360,922

Single Family Revenue Bonds 2.44%
Alaska St Hsg Fin Corp Rites PA 1298(12)	8.005%	12/1/2025	NR	5,000	5,876,900

Special Assessment 6.07%
Arborwood Cmnty Dev Dist FL Cap Impt Rev Master Infra Pj A	5.35%	5/1/2036	NR	5,000	5,060,250
East Homestead Cmnty Dev Dist Fl Spl Assmt Rev	5.45%	5/1/2036	NR	1,000	1,021,240
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	1,000	999,300
Lake Elsinore CA Unif Sch Cmnty Facs Dist Spl Tax No 2004-3	5.25%	9/1/2029	NR	1,000	1,011,520
Murrieta CA Cmnty Facs Dist Spl Tax No 3 Creekside Vlg Impt Area 1	5.20%	9/1/2035	NR	1,500	1,477,440
Palma Sola Trace Cmnty Dev Dist FL Cap Impt Rev	5.75%	5/1/2035	NR	885	905,187
Panther Trace II FL Cmnty Dev Dist Rev Spl Assmt Ser A	5.60%	5/1/2035	NR	1,875	1,907,456
Pine Isl Cmnty Dev Dist FL Spl	5.75%	5/1/2035	NR	1,250	1,287,450
River Bend Cmnty Dev Dist FL Cap Impt Rev(a)	5.45%	5/1/2035	NR	960	975,639
Total					14,645,482

Special Tax 0.43%
Menifee CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 2002-5	5.50%	9/1/2034	NR	500	506,545
Midtown Miami FL Cmnty Dev FL Spl Assmt Rev Ser A	6.25%	5/1/2037	NR	500	527,670
Total					1,034,215

Student Housing 0.45%
Cleveland-Cuyahoga Cnty OH Student Hsg Euclid Ave Fenn Pj(2)	5.00%	8/1/2021	AAA	1,000	1,083,050

Tobacco 12.73%
Badger Tob Asset Securitization Corp WI Asset Bkd	6.375%	6/1/2032	BBB	3,340	3,568,957
Golden St Tob Securitization Corp CA Tob Settlmnt Rev Ser 2003 A1	6.75%	6/1/2039	BBB	1,290	1,453,753

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Northern Tob Securitization Corp AK Tob Settlmnt Asset Bkd Bds	6.50%	6/1/2031	BBB	$1,125	$1,186,020
Tob Securitization Auth So CA Tob Settlmnt Asset Bkd Bds Sr Ser A	5.25%	6/1/2027	BBB	865	879,800
Tob Settlmnt Auth IO Tob Settlmnt Asset Bkd Ser B	5.60%	6/1/2035	BBB	2,610	2,677,364
Tob Settlmnt Fin Corp NJ	6.75%	6/1/2039	BBB	1,000	1,117,870
Tob Settlmnt Fin Corp RI Asset Bkd Ser A	6.00%	6/1/2023	BBB	4,075	4,298,025
Tob Settlmnt Fin Corp RI Asset Bkd Ser A	6.125%	6/1/2032	BBB	1,410	1,488,932
Tob Settlmnt Fin Corp RI Asset Bkd Ser A	6.25%	6/1/2042	BBB	2,905	3,074,681
Tob Settlmnt Fin Corp VA Asset Bkd	5.50%	6/1/2026	BBB	1,000	1,027,610
Tob Settlmnt Fin Corp VA Asset Bkd	5.625%	6/1/2037	BBB	6,755	6,958,798
Tob Settlmnt Rev Mgmt Auth SC Tob Settlmnt Sec B	6.375%	5/15/2028	BBB	1,850	1,969,232
Westchester Tob Asset Securitization Corp NY	5.125%	6/1/2038	BBB	1,000	1,001,410
Total					30,702,452

Toll Roads 3.58%
Maine St Tpk Auth Tpk Rev(2)	5.00%	7/1/2026	AAA	5,000	5,386,950
NJ St Tpk Auth Rev Rols RR II R 323 RIBs(2)	7.599%	1/1/2035	Aaa	500	542,780
Pocahontas Pkwy Assoc VA Toll Rev Sr Ser A	5.50%	8/15/2028	BB	2,105	2,192,210
Puerto Rico Comwlth Hwy & Trans Auth Rev Ser G	5.00%	7/1/2042	A	500	521,725
Total					8,643,665

Transportation 3.72%
Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa3	500	513,465
FL St Tpk Auth Tpk Rev Ref Dept Transn Ser A(2)	5.00%	7/1/2025	AAA	5,885	6,403,998
St Paul MN Port Auth Lease Rev Healtheast Midway Campus 03-A	5.875%	5/1/2030	BB	1,000	1,006,200
Tulsa OK Muni Arpt Tr Rev Ref Ser A Rmkt AMT	7.75%#	6/1/2035	B-	1,000	1,039,910
Total					8,963,573

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Universities 0.42%
MA St Dev Fin Agy Rev Eastern
Nazarene College	5.625%	4/1/2029	BB+	$1,000	$1,005,980

Water/Sewer 2.43%
Austin TX Wtr & Wstwtr Sys Rev Ref(12)	5.00%	5/15/2030	AAA	5,000	5,337,250
NY New York City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser B(8)	5.00%	6/15/2036	AAA	500	534,115
Total					5,871,365
Total Municipal Bonds (Cost $233,766,623)					236,983,846

				Shares (000)
SHORT-TERM INVESTMENTS 0.58%

Money Market Mutual Funds 0.58%
Dreyfus Municipal Cash Management Plus				5	5,125
SSgA Tax Free Money Market Fund				1,407	1,407,004
Total Short-Term Investments (Cost $1,412,129)					1,412,129
Total Investments in Securities 98.84% (Cost $235,178,752)					238,395,975
Cash and Other Assets in Excess of Liabilities 1.16%					2,793,872
Net Assets 100.00%					$241,189,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICHIGAN TAX-FREE TRUST June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 94.59%

Education 11.66%
Eastern MI Univ Rev Gen Ser B(7)	5.60%	6/1/2025	AAA	$1,430	$1,579,750
Forest Hills MI Pub Schs(7)	5.25%	5/1/2020	Aaa	2,000	2,164,960
Grand Vly MI St Univ Rev(7)	5.50%	2/1/2018	AAA	1,150	1,312,196
MI Muni Bd Auth Rev Sch Dist City of Detroit(8)	5.00%	6/1/2020	AAA	1,000	1,086,180
MI St Grant Antic Nts Ser B(8)	2.27%#	9/15/2009	AAA	800	800,000
Puerto Rico Comwlth Pub Impt Rites PA 1280 RIBs	7.258%	7/1/2034	AA+	1,000	1,095,820
Univ MI Univ Rev Student Fee Ser A	6.00%	4/1/2007	AAA	250	263,713
Wayne Cnty MI Cmnty College Impt(2)	5.50%	7/1/2019	AAA	565	614,923
Total					8,917,542

General Obligation 24.37%
Adrian MI City Sch Dist(8)	5.00%	5/1/2034	AAA	1,500	1,588,725
Anchor Bay MI Sch Dist Sch Bldg & Site	5.00%	5/1/2033	AA	1,000	1,047,040
Belding MI Area Sch(2)	5.00%	5/1/2026	AAA	400	415,848
Birmingham MI City Sch Dist Sch Bldg & Site(8)	5.00%	11/1/2033	AAA	1,000	1,063,490
Caledonia MI Cmnty Schs Ref(5)(8)	5.25%	5/1/2022	AAA	1,025	1,123,216
Carman-Ainsworth MI Cmnty Sch(7)	5.00%	5/1/2027	AAA	1,000	1,054,840
Detroit MI City Sch Dist Sch Bldg & Site Impt Ser A(7)	5.25%	5/1/2028	AAA	1,000	1,076,210
Grand Blanc MI Cmnty Schs Sch Bldg & Site(8)	5.00%	5/1/2021	AAA	500	541,075
Grand Rapids MI Smartzone Loc Dev Auth(2)	5.375%	6/1/2028	AAA	1,125	1,246,973
Huron MI Sch Dist(8)	5.25%	5/1/2021	AAA	250	269,835
Kaleva Norman ETC MI Sch Dist Bldg & Site Ref(7)	6.00%	5/1/2025	Aaa	600	666,762
Kenowa Hills MI Pub Schs Ref(7)	5.00%	5/1/2026	AAA	1,305	1,399,077
Laingsburg MI Cmnty Sch Dist Sch Bldg & Site Bd	5.25%	5/1/2026	AA	450	500,373
Lake Orion MI Cmnty Sch Dist Ref	5.125%	5/1/2022	AA	550	590,315

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Saginaw MI City Sch Dist Sch Bldg & Site(8)	5.00%	5/1/2034	AAA	$1,125	$1,189,001
South Lyon MI Cmnty Schs Sch Bldg & Site(7)	5.25%	5/1/2022	AAA	1,000	1,095,850
Southfield MI Pub Schs Sch Bldg & Site Ser A(7)	5.25%	5/1/2021	AAA	1,025	1,124,671
Southfield MI Pub Schs Sch Bldg & Site Ser B(8)	5.00%	5/1/2029	AAA	1,000	1,062,940
Warren MI Cons Sch Dist Sch Bldg & Site(7)	5.00%	5/1/2027	AAA	1,000	1,061,690
Wayne Cnty MI Bldg Auth Cap Impt Ser A(12)	5.25%	6/1/2016	AAA	500	520,445
Total					18,638,376

Healthcare 6.32%
MI St Hosp Fin Auth Rev Ref Trinity Hlth Ser A(2)(14)	6.00%	12/1/2027	AAA	1,000	1,125,090
MI St Hosp Fin Auth Rev(12)	5.00%	11/15/2036	AAA	3,500	3,703,665
Total					4,828,755

Lease 3.54%
Grand Rapids MI Pub Sch(12)	5.00%	11/1/2021	AAA	250	267,845
MI St COP(2)	Zero Coupon	6/1/2022	AAA	2,000	939,560
MI St Hse Reps Cap Apprec COP(2)	Zero Coupon	8/15/2024	AAA	3,565	1,500,615
Total					2,708,020

Miscellaneous 7.82%
MI Muni Bd Auth Rev Ref Sch Ln Ser A(11)(12)	5.25%	6/1/2010	AAA	2,500	2,745,050
MI St Bldg Auth Rev Ref Facs Pg Ser I(8)	5.00%	10/15/2009	AAA	1,500	1,620,090
MI St Bldg Auth Rev Ref Facs Pg Ser I(2)	5.00%	10/15/2033	AAA	1,500	1,610,880
Total					5,976,020

Power 2.08%
MI St Strategic Fd Ltd Oblig(2)	7.00%	5/1/2021	AAA	500	669,615
MI St Strategic Fd Ltd Oblig Rev Detroit Fd Ser BB(12)	7.00%	7/15/2008	AAA	350	390,407
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(12)	5.00%	7/1/2032	AAA	500	532,835
Total					1,592,857

See Notes to Schedule of Investments.

2

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Pre-Refunded 27.92%
Alpena MI Pub Sch(12)	5.625%	5/1/2022	AAA		$300	$315,630
Alpena MI Pub Schs(12)	5.625%	5/1/2022	AAA		200	210,420
Anchor Bay MI Sch Dist Sch Bldg & Site Ser I(7)	6.00%	5/1/2023	AAA		1,100	1,222,397
Bloomingdale MI Pub Sch Dist No 16	5.50%	5/1/2021	AA		450	506,318
Central Montcalm MI Pub Schs(12)	5.90%	5/1/2019	AAA		1,000	1,107,680
Crawford Ausable MI Sch Dist Sch Bldg & Site	5.00%	5/1/2021	AA		350	383,582
Eastern MI Univ Rev(7)	5.50%	6/1/2027	AAA		500	524,515
Elkton Pigeon Bay Port MI Sch Dist	5.375%	5/1/2025	AA		700	773,724
Greenville MI Pub Sch Ref(8)	6.00%	5/1/2025	AAA		1,000	1,111,270
Hartland MI Cons Sch Dist(7)	6.00%	5/1/2021	AAA		1,950	2,209,662
Howell MI Pub Sch(12)	6.00%	5/1/2025	AAA		1,100	1,164,581
Huron Vly MI Sch Dist(7)	5.75%	5/1/2022	AAA		250	263,575
Kalamazoo MI Hosp Fin Auth Fac Rev Hosp Rev ETM RIBs(7)	7.808%	6/1/2011	AAA		2,000	2,076,640
Lake Orion MI Cmnty Sch Dist Ser A(7)	6.00%	5/1/2017	AAA		1,335	1,506,374
Lakeview MI Cmnty Sch(7)	5.60%	5/1/2022	AAA		210	220,849
Memphis MI Cmnty Sch Ref(7)	5.25%	5/1/2029	Aaa		150	162,651
MI St Comprehensive Transn Ser B(8)	5.25%	5/15/2020	AAA		1,000	1,123,990
Paw Paw MI Pub Sch Dist Sch Bldg & Site	6.00%	5/1/2030	AA		1,325	1,501,437
Potterville MI Pub Sch(8)	6.00%	5/1/2029	AAA		1,000	1,111,270
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.50%	7/1/2027	A		1,000	1,169,080
Puerto Rico Comwlth Ser A ETM	5.50%	10/1/2040	AAA		1,000	1,102,710
South Lyon MI Cmnty Schs(8)	5.50%	5/1/2023	AAA		1,425	1,583,004
Total						21,351,359

Transportation 1.80%
MI St Comprehensive Transn Ref Ser A(8)	5.00%	11/1/2021	AAA		700	744,737
Puerto Rico Comwlth Hwy & Transn Auth Rev Rites PA 1052 RIBs	8.689%	1/1/2010	A	(a)	500	631,100
Total						1,375,837

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer 9.08%
Detroit MI Disp Rev Ref Sr Lien Ser A(8)	5.00%	7/1/2028	AAA	$1,000	$1,059,360
Detroit MI Wtr Supply Sys Sr Lien Ser A(12)	5.00%	7/1/2034	AAA	1,000	1,057,970
Grand Rapids MI Santn Swr Sys Rev Ref & Impt Ser A(7)	4.75%	1/1/2028	AAA	1,050	1,070,213
Lansing MI Bd Wtr & Lt Wtr Supply Steam & Elec Util Sys(8)	5.00%	7/1/2022	AAA	1,865	2,005,938
MI Muni Bd Auth Rev Drinking Wtr St Revolving Fd	5.00%	10/1/2024	AAA	1,000	1,065,470
Muskegon Heights MI Wtr Sys Ser A(12)	5.625%	11/1/2020	Aaa	300	332,523
Muskegon Heights MI Wtr Sys Ser A(12)	5.625%	11/1/2025	Aaa	320	354,035
Total					6,945,509
Total Investments in Municipal Bonds 94.59% (Cost $67,082,877)					72,334,275
Cash and Other Assets in Excess of Liabilities 5.41%					4,134,752
Net Assets 100.00%					$76,469,027

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

PENNSYLVANIA TAX-FREE TRUST June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.92%

Education 15.63%
Lehigh Cnty PA Gen Purp Auth Rev Desales Univ Pj(13)	5.125%	12/15/2023	AA	$1,000	$1,068,450
PA St Higher Ed Fac Auth Moravian College Pj(13)	5.375%	7/1/2031	AA	1,000	1,062,700
PA St Higher Ed Fac Auth Univ of the Arts(13)	5.625%	3/15/2025	AA	1,000	1,063,540
PA St Higher Ed Fac Auth Univ of the Arts(13)	5.75%	3/15/2030	AA	500	538,610
PA St Higher Ed Facs Auth Rev Drexel Univ Ser A	5.20%	5/1/2032	A	600	639,384
PA St Higher Ed Facs Auth Rev Lafayette College Pj	6.00%	5/1/2030	AA-	1,425	1,593,036
PA St Higher Ed Facs Auth Rev Slippery Rock Univ Fndtn Ser A(15)	5.00%	7/1/2037	AAA	1,000	1,058,840
PA St Higher Ed Facs Auth Rev Univ of Scranton(2)	5.75%	11/1/2017	AAA	1,000	1,125,330
PA St Higher Ed Facs Auth Rev Ursinus College(13)	5.50%	1/1/2024	AA	1,000	1,095,230
Philadelphia PA Auth Indl Dev Rev Ed Cmnty Fgn Med Grads(12)	5.00%	6/1/2015	AAA	250	262,728
Philadelphia PA Sch Dist(7)	5.25%	6/1/2034	AAA	3,000	3,255,060
State Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2014	AAA	295	206,709
State Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2015	AAA	295	197,163
State Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2016	AAA	295	187,971
State Pub Sch Bldg Auth PA Jefferson Cnty Dubois Tech Sch(7)	5.00%	2/1/2029	AAA	1,000	1,064,450
State Pub Sch Bldg Auth PA Sch Rev Lease Phil Sch(8)	5.25%	6/1/2027	AAA	1,000	1,083,940
Total					15,503,141

General Obligation 9.04%
Annville Cleona PA Sch Dist(8)	6.00%	3/1/2031	Aaa	500	589,050
Bristol Boro PA Sch Dist(8)	5.25%	3/1/2031	AAA	500	546,030
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,457,970

See Notes to Schedule of Investments.

1

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Montgomery Cnty PA	5.00%	9/15/2022	Aaa		$625	$664,937
Pennsbury PA Sch Dist(7)	5.50%	1/15/2020	Aaa		1,000	1,115,690
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2034	BBB		1,500	1,571,865
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB		1,825	1,961,419
West Middlesex Area Sch Dist PA(7)	5.15%	12/15/2030	AAA		1,000	1,059,470
Total						8,966,431

Healthcare 4.62%
Allegheny Cnty PA Hosp Dev Catholic Hlth East Issue	5.50%	11/15/2032	A1		1,500	1,594,920
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr(1)(3)	5.375%	12/1/2018	A		1,000	1,048,350
Montgomery Cnty PA Higher Ed & Hlth Sys Catholic Hlth East C	5.375%	11/15/2034	A1		1,000	1,067,750
Puerto Rico Indl Tourist Ed Mutuo Oblig Grp Ser A(12)	6.25%	7/1/2024	AAA		850	869,134
Total						4,580,154

Industrial 3.66%
Allegheny Cnty PA Indl Dev Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+		1,000	1,058,170
Philadelphia PA Auth For Indl Dev Lease Rev Ser B(8)	5.125%	10/1/2026	AAA		1,000	1,068,160
York Cnty PA Indl Dev Auth Pollutn Ctrl Rev Svc Elec & Gas Ser A(12)	6.45%	10/1/2019	AAA		1,475	1,503,733
Total						3,630,063

Lease 1.88%
West Middlesex Area Sch Dist PA Cap Apprec Ser A(8)	Zero Coupon	6/15/2032	AAA		885	241,437
York PA Gen Auth Rev York City Recreation Corp GTD(2)	5.50%	5/1/2018	AAA		1,475	1,628,208
Total						1,869,645

Miscellaneous 5.34%
Allegheny Cnty PA Redev Auth Tax Inc Rev Wtrfrt Pj Ser A	6.30%	12/15/2018	A-	(b)	1,000	1,112,250
Erie Cnty PA Convention Ctr GTD(7)	5.00%	1/15/2036	AAA		2,170	2,310,355
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB		1,000	1,089,530

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Washington Cnty PA Auth Rev Cap Fdg Rev Pj & Equip Pg(2)	6.15%	12/1/2029	AAA	$730	$788,123
Total					5,300,258

Pre-Refunded 35.77%
Allegheny Cnty PA Port Auth Spl Rev Transn(12)	6.00%	3/1/2013	AAA	2,000	2,231,340
Allegheny Cnty PA Port Auth Spl Rev Transn(12)	6.125%	3/1/2029	AAA	500	559,985
Allegheny Cnty PA San Auth Swr Rev(12)	5.375%	12/1/2024	AAA	2,000	2,153,800
Bethlehem PA Area Sch Dist(12)	6.00%	3/1/2016	AAA	1,000	1,021,960
Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys(2)	5.50%	6/1/2017	Aaa	465	509,296
Childrens Tr FD Puerto Rico Tob Set Rev	6.00%	7/1/2026	AAA	750	851,250
Mifflin Cnty PA(7)	5.625%	9/1/2031	AAA	2,500	2,842,025
Montgomery Cnty PA Indl Dev Auth Rev Hill Sch Pj(12)	5.35%	8/15/2027	Aaa	2,250	2,371,343
PA Conv Ctr Auth Rev Ser A ETM(7)	6.70%	9/1/2016	AAA	855	1,031,720
PA St Higher Ed Facs Auth Rev Drexel Univ	6.00%	5/1/2029	A	800	887,488
PA St Higher Ed Facs Auth Rev Univ Sciences Phil(12)	5.25%	11/1/2025	AAA	1,000	1,076,780
Philadelphia PA Gas Wks Rev Twelfth Ser B ETM(12)	7.00%	5/15/2020	AAA	2,220	2,760,037
Philadelphia PA Sch Dist Ser A(8)	5.50%	2/1/2031	AAA	500	565,425
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2019	AAA	450	509,819
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2020	AAA	250	283,233
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2021	AAA	500	566,465
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2030	AAA	1,250	1,416,162
Philadelphia PA Sch Dist Ser B(7)	5.625%	8/1/2021	AAA	1,000	1,147,550
Philadelphia PA Sch Dist Ser B(7)	5.625%	8/1/2022	AAA	1,000	1,147,550
Plum Boro PA Sch Dist(7)	5.25%	9/15/2030	AAA	1,000	1,116,650
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2026	A	1,000	1,042,870
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	AAA	925	1,040,236
Quaker Vly PA Sch Dist(8)	5.50%	4/1/2025	Aaa	800	924,048

See Notes to Schedule of Investments.

3

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Radnor Twp PA Sch Dist	5.75%	3/15/2026	Aa3		$1,200	$1,260,684
Riverside PA Sch Dist(7)	5.50%	10/15/2020	AAA		1,000	1,113,850
State Pub Sch Bldg Auth PA Northhampton Area Cmnty College(2)	5.75%	3/1/2020	AAA		1,775	2,002,750
State Pub Sch Bldg Auth PA Rev Del Cnty Cmnty College Pj(12)	5.50%	10/1/2020	AAA		800	877,904
Tredyffrin Easttown PA Sch Dist	5.50%	2/15/2017	Aaa		1,000	1,115,550
York Cnty PA Hosp Auth Rev York Hosp(2)	5.25%	7/1/2017	AAA		1,000	1,059,070
Total						35,486,840

Resource Recovery 1.09%
Allegheny Cnty PA San Auth Swr Rev Ref Ser A(12)	5.00%	12/1/2025	AAA		1,000	1,079,080

Transportation 17.87%
Allegheny Cnty PA Arpt Rev(12)	5.00%	1/1/2017	AAA		1,000	1,036,590
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser A(8)	5.20%	1/1/2027	AAA		1,000	1,076,830
Delaware River Port Auth PA & NJ Rev(8)	6.00%	1/1/2019	AAA		1,000	1,119,250
PA St Tpk Comm(2)	5.50%	7/15/2033	AAA		3,000	3,309,840
PA St Tpk Comm Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA		1,000	1,096,300
Puerto Rico Comwlth Hwy & Ser G(7)	5.25%	7/1/2020	AAA		1,000	1,112,170
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		2,000	2,241,900
Puerto Rico Comwlth Hwy & Transn Auth Rev Rites PA 1052 RIBs	8.689%	1/1/2010	A	(a)	2,750	3,471,050
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	A		2,000	2,262,200
Puerto Rico Port Auth Rev Ser D AMT(7)	7.00%	7/1/2014	AAA		1,000	1,002,880
Total						17,729,010

Water/Sewer 4.02%
Bucks Cnty PA Wtr & Swr Auth Rev Ser A(2)	5.00%	6/1/2024	AAA		1,000	1,061,000
Delaware Cnty PA Indl Dev Auth Rev Wtr Facs Aqua PA Inc Pj Ser A AMT(7)	5.00%	11/1/2036	AAA		1,000	1,041,690

See Notes to Schedule of Investments.

4

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Luzerne Cnty PA Indl Dev Auth PA Amern Wtr Co Ser A AMT(2)	5.10%	9/1/2034	AAA	$1,000	$1,046,950
North Huntingdon Twp PA GTD(2)	5.25%	4/1/2019	AAA	760	836,418
Total					3,986,058
Total Investments in Municipal Bonds 98.92% (Cost $90,400,964)					98,130,680
Cash and Other Assets in Excess of Liabilities 1.08%					1,069,520
Net Assets 100.00%					$99,200,200

See Notes to Schedule of Investments.

5

(a)	This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC’s opinion, of comparable quality to the rating shown.
(b)	This investment has been rated by Fitch IBCA.
(c)	Security purchased on a when-issued basis.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at June 30, 2005.
AMT-	Income from this security may be subject to Alternative Minimum Tax.
COP -	Certificates of Participation.
ETM-	Escrow to Maturity.
GTD-	Guaranteed.
Pre-Refunded Bonds- A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF-	Permanent School Fund.
RITES-	Residual Interest Tax-Exempt Security.
RIBs-	Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2005.
NR-	Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation, Federal agency, or U.S. Government sponsored enterprise:

1                                          American Capital Access Holdings Ltd.

2                                          AMBAC Assurance Corporation

3                                         Certified Bond Insurance

4                                         CIFG Guaranty

5                                         Custodian Receipt

6                                         Federal Home Loan Mortgage Corporation

7                                         Financial Guaranty Insurance Company

8                                         Financial Security Assurance Inc.

9                                         Government National Mortgage Association

10                                   Government National Mortgage Association/Federal National Mortgage Association

11                                   Insurance Bond Certificate

12                                   Municipal Bond Investors Assurance Corporation

13                                   Radian Asset Assurance Inc.

14                                   Temporary Custodial Receipts

15                                    XL Capital Assurance Inc.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company.  The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002. The Trust was formerly known as Lord Abbett Tax-Free Income Trust, and changed its name effective December 30, 2004.

The Trust consists of the following six portfolios (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Insured Intermediate Tax-Free Fund (“Insured”), Florida Series (“Florida”), Georgia Series (“Georgia”), Lord Abbett High Yield Municipal Bond Fund (“High Yield”), Michigan Series (“Michigan”), and Pennsylvania Series (“Pennsylvania”).  High Yield commenced investment operations on December 1, 2004.  The SEC effective date was December 30, 2004 and shares first became available to the public on January 3, 2005.  Each Fund is non-diversified as defined under the Act, except for Insured.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk.  Each Fund (except for Insured and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from Federal income tax.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities are valued at prices supplied by independent pricing services approved by the Board of Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.  FEDERAL TAX INFORMATION

As of  June 30, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
Insured Intermediate	$11,874,030	$174,435	$(7,467)	$166,968
Florida	67,643,336	6,233,922	(10,201)	6,223,721
Georgia	89,719,185	5,251,619	(38,646)	5,212,973
High Yield	235,178,752	3,757,673	(540,450)	3,217,223
Michigan	67,071,453	5,262,822	—	5,262,822
Pennsylvania	90,392,358	7,811,800	(73,478)	7,738,322

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for longer-term bonds and particularly for inverse floaters than for short-term bonds.  As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk.  Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds.”)  High Yield invests a significant portion of its assets in such bonds.  Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund.  Junk bonds are considered predominantly speculative by traditional investment standards.  In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which would result in losses.

Each Fund (except Insured) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than Insured and High Yield, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states, such as Insured and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”) except High Yield which may invest up to 100%. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest in residual interest bonds (“RIBs”) although each Fund other than High Yield may invest no more than 20% of its assets in such bonds.  A RIB, sometimes referred to as an inverse floater, is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest rate paid on the RIB, with the result that when interest rates rise, RIBs’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do RIBs provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and inverse floaters.  These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund.  They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

Item 2:           Controls and Procedures.

(a)                    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lord Abbett Municipal Income Trust

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 17, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 17, 2005